Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Trade receivables net of allowance for doubtful accounts	$ 3,852	$ 2,160
Ordinary stock, par value	$ 0.1	$ 0.1
Ordinary stock, shares authorized	50,000,000	50,000,000
Ordinary stock, shares issued	44,488,578	44,355,770
Ordinary stock, shares outstanding	44,488,578	44,355,770